245 Summer Street Boston, MA 02210	Fidelity® Investments

September 22, 2022

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Union Street Trust II (the trust):

Fidelity Municipal Money Market Fund (the fund)

File No. 333-266569

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in Pre-Effective Amendment No. 1 to the trust’s registration statement on Form N-14, which was filed electronically on September 16, 2022 and declared effective on September 19, 2022.

Very truly yours,

/s/ Cynthia Lo Bessette
Cynthia Lo Bessette
Secretary of the Trust